Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Bright Rock Mid Cap Fund
Class Name	Institutional Class
Trading Symbol	BQMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bright Rock Mid Cap Fund (the “Fund”) for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	1-866-273-7223
Additional Information Website	https://www.brightrockfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$41	0.82%
[1]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Material Change Date	Mar. 01, 2026
Net Assets	$ 101,963,554
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 218,160
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$101,963,554
Number of Holdings	36
Net Advisory Fee	$218,160
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of August 31, 2026)

Top 10 Issuers	(%)
Arista Networks, Inc.	8.6%
Amphenol Corp.	6.7%
Fastenal Co.	4.9%
Monster Beverage Corp.	4.8%
Morgan Stanley Institutional Liquidity Funds	4.4%
AMETEK, Inc.	4.0%
IDEXX Laboratories, Inc.	3.8%
ResMed, Inc.	3.6%
The Hershey Co.	3.5%
ONEOK, Inc.	3.3%
Sector Breakdown*
[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 1, 2026. For more complete information, you may review the Fund’s prospectus at  https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
Effective June 28, 2026, the Fund changed its name from the Bright Rock Mid Cap Growth Fund to the Bright Rock Mid Cap Fund.

Material Fund Change Name [Text Block]	Effective June 28, 2026, the Fund changed its name from the Bright Rock Mid Cap Growth Fund to the Bright Rock Mid Cap Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2026. For more complete information, you may review the Fund’s prospectus at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
Updated Prospectus Phone Number	1-866-273-7223
Updated Prospectus Web Address	https://www.brightrockfunds.com/literature.html.
Institutional Class
Shareholder Report [Line Items]
Fund Name	Bright Rock Large Cap Fund
Class Name	Institutional Class
Trading Symbol	BQLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bright Rock Large Cap Fund (the “Fund”) for the period of March 1, 2026, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	1-866-273-7223
Additional Information Website	https://www.brightrockfunds.com/literature.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$33	0.64%
[3]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Material Change Date	Mar. 01, 2026
Net Assets	$ 469,440,816
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 999,297
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$469,440,816
Number of Holdings	40
Net Advisory Fee	$999,297
Portfolio Turnover	26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of August 31, 2026)

Top 10 Issuers	(%)
Microsoft Corp.	8.0%
Alphabet, Inc.	5.6%
Veeva Systems, Inc.	5.2%
NVIDIA Corp.	5.2%
Mastercard, Inc.	4.7%
Merck & Co., Inc.	4.5%
Apple, Inc.	3.8%
Thermo Fisher Scientific, Inc.	3.6%
Intuit, Inc.	3.4%
Union Pacific Corp.	3.4%
Sector Breakdown*
[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 1, 2026. For more complete information, you may review the Fund’s prospectus at  https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
Effective June 28, 2026, the Fund changed its name from the Bright Rock Quality Large Cap Fund to the Bright Rock Large Cap Fund.

Material Fund Change Name [Text Block]	Effective June 28, 2026, the Fund changed its name from the Bright Rock Quality Large Cap Fund to the Bright Rock Large Cap Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2026. For more complete information, you may review the Fund’s prospectus at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
Updated Prospectus Phone Number	1-866-273-7223
Updated Prospectus Web Address	https://www.brightrockfunds.com/literature.html

[1]
*	Annualized

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Annualized

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.